Long-term debt - Summary of Long Term Debt (Detail) - USD ($) $ in Thousands	Mar. 29, 2025	Mar. 30, 2024
Debt Instrument [Line Items]
Obligations under finance leases	$ 4,535
Long-term debt and Capital lease obligations	26,234	$ 26,939
Long-term debt:
Current portion of long-term debt	4,860	4,352
Long-term debt	$ 21,374	$ 22,587
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Obligations under finance leases	Obligations under finance leases
Term Loan From Investment Of Quebec Annual Interest Rate Three Point One Four Percent [Member]
Debt Instrument [Line Items]
Long-term debt	$ 2,833	$ 4,891
Term loan From Business Development Bank of Canada [Member]
Debt Instrument [Line Items]
Long-term debt	160	231
Investissement Qubec One [Member]
Debt Instrument [Line Items]
Long-term debt	4,225	4,214
Secured Debt [Member] | Furniture And Equipment [Member]
Debt Instrument [Line Items]
Obligations under finance leases	4,510	3,251
Cash Contribution one [Member] | Montel [Member]
Debt Instrument [Line Items]
Long-term debt	2,146	2,033
Term Loan Facility Repayable At December Two Thousand Twenty Six [Member] | Term Loan From SLR Credit Solutions CORRA Plus Eight Point Two Five Percent [Member]
Debt Instrument [Line Items]
Long-term debt	$ 12,360	$ 12,319